BORROWINGS - Summary of Available Credit Facilities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Authorized corporate credit facilities
Disclosure of credit facilities line item
Available portion of corporate credit facilities	$ 2,375	$ 2,150
Authorized letter of credit facility
Disclosure of credit facilities line item
Available portion of corporate credit facilities	400	400
Issued letters of credit
Disclosure of credit facilities line item
Available portion of corporate credit facilities	273	300
Available portion of corporate credit facilities
Disclosure of credit facilities line item
Available portion of corporate credit facilities	$ 2,502	$ 2,250